Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets Net Excluding Goodwill [Abstract]
Summary of intangible assets, net

The following table summarizes the Group’s intangible assets, net (in thousands):

	As of December 31,
	2020	2021
	RMB	RMB
Computer software	18,314	20,243
Licensed copyrights of reading content	15,709	28,657
Audio content	11,683	12,907
Trademark and Domain name	158	158
Total	45,864	61,965
Less: amortization	(22,896)	(28,649)
impairment	(10,572)	(10,821)
Net book value	12,396	22,495